Mezzanine equity (Details Narrative) - USD ($)		12 Months Ended
	Jan. 15, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 01, 2021
Proceeds from issuance of Temporary equity				$ 575,000,000
Common shares issued for settlement of underwriters		$ 11,500,000
Interest allocable to Class A restricted voting shares		0	$ 2,350,312
Redeemable non controlling interest equity other carrying amount		0	25,087,000
Proceeds from issuance of Temporary equity, net of issuance costs				546,111,261
Proceeds from Issuance of Warrants				16,884,313
Redeemable non controlling interest equity other carrying amount		0	25,087,000
Common Class A [Member]
Proceeds from issuance of common stock				12,004,426
Underwriting commission			$ 20,125,000	$ 31,625,000
Percentage of gross proceeds of the Class A Restricted Voting Units issued under the Offering			3.50%	5.50%
Underwriting commission paid				$ 11,500,000
Subscription Receipts [Member]
Proceeds from temporary equity	$ 63,135,000		$ 25,087,000
Temporary equity stock shares issued during the period shares	6,313,500		2,508,700
Redeemable non controlling interest equity other carrying amount	$ 63,135,000		$ 25,087,000
Temporary equity shares outstanding	2,508,700		6,313,500
Temporary equity issue price per share			$ 10
Varda Inc [Member]
Business acquisition, voting interests acquired percentage					9.50%
Business Acquisition Value Of SharesIssuable, Non controlling Interests					450,000,000
Calma [Member]
Business acquisition value of shares issuable to non-controlling interests		$ 1,500,000
Business acquisition, voting interests acquired percentage					85.00%
Coastal [Member]
Business acquisition shares issuable					12,230,494
Coastal [Member] | Unit Purchase Agreement [Member]
Business acquisition, voting interests acquired percentage					100.00%
Business acquisition shares issuable		2,142,125,100